Equity Transactions (Details Narrative) - USD ($)			1 Months Ended			2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 12, 2025	Oct. 03, 2024	Mar. 18, 2024	Jan. 18, 2024	Sep. 30, 2023	May 15, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024
Common stock for prepayment of interest on note payable, value									$ 607,020
Common stock for prepayment of interest on note payable, share									6,700
Common stock per share				$ 19.94
Common stock issued during period for value per share			$ 17
Common stock , shares issued							1,430,429	1,045,429	1,045,429
Reverse stock split		20 to 1
Common stock issued during period for employees, value			$ 85,000
Common stock issued during period for employees, shares			5,000
Common stock issued during period for repayment, shares				25,081
Common stock issued during period for repayment, value				$ 500,000					$ 607,004
Total issued and outstanding common stock shares		1,040,886
Preferred stock, shares issued							25,000	25,000	25,000
Preferred stock, shares outstanding							25,000	25,000	25,000
Subsequent Event [Member]
Number of restricted shares, amount						$ 287,432
Number of restricted shares, shares						83,333
Common stock price						$ 3.45
Subsequent Event [Member] | Vested Over The Time [Member]
Number of restricted shares, amount						$ 506,160
Number of restricted shares, shares						222,000
Common stock price						$ 2.28
Investors Two [Member]
Common stock issued during period for value per share			$ 17				$ 2.21
Common stock , shares issued							350,000
Common stock issued during period for employees, value			$ 85,000				$ 850,000
Depository Trust Company [Member]
Additional common stock shares roundup		202,183
Convertible Preferred Stock [Member]
Preferred stock, shares issued							150,000	25,000		250,000
Preferred stock, shares outstanding							150,000	25,000		25,000
Number of preferred shares converted							150,000
Preferred stock convertible into shares of common stock ratio								The preferred stock is convertible into the Company’s common stock at a ratio of 1.8 shares of preferred stock for a single share
Series A Preferred Stock [Member]
Number of share repurchase	125,000
Cygnet Online, LLC [Member]
Common stock issued during period for acquisition value					$ 162,727			$ 162,727
Common stock per share					$ 36.12
Common stock issued during period for acquisition					4,505			4,505
E-Core Technologies Inc. [Member]
Common stock issued during period for acquisition value									$ 6,000,000
Common stock issued during period for acquisition									62,370